Borrowings (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Long-Term Debt	$ 9,000,000	$ 12,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Description Of Collateral Pledged	greater than 100% of the outstanding advances
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	97,700,000
Trading Securities Pledged As Collateral	5,600,000
Federal Home Loan Bank Of Atlanta [Member]
Line Of Credit Facility, Amount Outstanding	65,600,000	65,900,000
Pacific Coast Bankers Bank [Member]
Federal Funds Purchased	$ 4,000,000